Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 27, 2010	$ 37,184,336	$ 125,614	$ 44,684,807	$ (7,626,085)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to APIC, equity-based compensation	189,962		189,962
Net and comprehensive loss	(26,925)			(26,925)
Ending balance at Dec. 26, 2011	37,347,373	125,614	44,874,769	(7,653,010)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to APIC, equity-based compensation	125,689		125,689
Net and comprehensive loss	(252,895)			(252,895)
Ending balance at Dec. 31, 2012	37,220,167	125,614	45,000,458	(7,905,905)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to APIC, equity-based compensation	30,739		30,739
Net and comprehensive loss	(1,390,877)			(1,390,877)
Ending balance at Apr. 22, 2013	35,860,029	125,614	45,031,197	(9,296,782)
Beginning balance at Dec. 31, 2012	37,220,167	125,614	45,000,458	(7,905,905)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to APIC, equity-based compensation	73,435		73,435
Net and comprehensive loss	(3,715,096)			(3,715,096)
Ending balance at Dec. 30, 2013	33,578,506		45,073,893	(11,621,001)
Beginning balance at Apr. 22, 2013	35,860,029	125,614	45,031,197	(9,296,782)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to APIC, equity-based compensation	42,696		42,696
Net and comprehensive loss	(2,324,219)			(2,324,219)
Ending balance at Dec. 30, 2013	33,578,506	125,614	45,073,893	(11,621,001)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to APIC, equity-based compensation	6,120,156		6,120,156
Net and comprehensive loss	(9,988,130)			(9,988,130)
Issuance of common stock in connection with the IPO, net of transaction expenses	91,037,537	67,083	90,970,454
Ending balance at Apr. 21, 2014	$ 120,748,067	$ 192,697	$ 142,164,503	$ (21,609,133)